LOANS AND PAYMENT PLAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
Loan portfolios
Our loan portfolios at December 31 follow:

	2016	2015
	(In thousands)
Real estate (1)
Residential first mortgages	$453,348	$432,215
Residential home equity and other junior mortgages	105,550	106,297
Construction and land development	77,287	62,629
Other (2)	525,748	498,706
Consumer	234,632	193,350
Commercial	206,607	180,424
Agricultural	5,076	6,830
Payment plan receivables (3)	—	34,599
Total loans	$1,608,248	$1,515,050

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.
(3)	Payment plan receivables were reclassified to held for sale at December 31, 2016. See note #1.

Analysis of allowance for loan losses by portfolio segment
An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2016
Balance at beginning of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570
Additions (deductions)
Provision for loan losses	(1,945)	(158)	401	(4)	397	(1,309)
Recoveries credited to allowance	2,472	1,047	1,100	—	—	4,619
Loans charged against the allowance	(1,317)	(2,599)	(1,671)	—	—	(5,587)
Reclassification to loans held for sale	—	—	—	(52)	(7)	(59)
Balance at end of period	$4,880	$8,681	$1,011	$—	$5,662	$20,234

2015
Balance at beginning of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990
Additions (deductions)
Provision for loan losses	(737)	(1,744)	(274)	(8)	49	(2,714)
Recoveries credited to allowance	2,656	1,258	1,108	—	—	5,022
Loans charged against the allowance	(1,694)	(2,567)	(1,467)	—	—	(5,728)
Balance at end of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570

2014
Balance at beginning of period	$6,827	$17,195	$2,246	$97	$5,960	$32,325
Additions (deductions)
Provision for loan losses	(1,683)	(1,029)	349	(36)	(737)	(3,136)
Recoveries credited to allowance	4,914	1,397	1,104	5	—	7,420
Loans charged against the allowance	(4,613)	(4,119)	(1,885)	(2)	—	(10,619)
Balance at end of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990

Allowance for loan losses and recorded investment in loans by portfolio segment
Allowance for loan losses and recorded investment in loans by portfolio segment follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2016
Allowance for loan losses:
Individually evaluated for impairment	$2,244	$6,579	$329	$—	$—	$9,152
Collectively evaluated for impairment	2,636	2,102	682	—	5,662	11,082
Total ending allowance balance	$4,880	$8,681	$1,011	$—	$5,662	$20,234

Loans
Individually evaluated for impairment	$15,767	$59,151	$4,913	$—		$79,831
Collectively evaluated for impairment	790,228	481,828	261,474	—		1,533,530
Total loans recorded investment	805,995	540,979	266,387	—		1,613,361
Accrued interest included in recorded investment	1,978	2,364	771	—		5,113
Total loans	$804,017	$538,615	$265,616	$—		$1,608,248

2015
Allowance for loan losses:
Individually evaluated for impairment	$2,708	$7,818	$457	$—	$—	$10,983
Collectively evaluated for impairment	2,962	2,573	724	56	5,272	11,587
Total ending allowance balance	$5,670	$10,391	$1,181	$56	$5,272	$22,570

Loans
Individually evaluated for impairment	$16,868	$66,375	$5,888	$—		$89,131
Collectively evaluated for impairment	733,399	433,931	228,827	34,599		1,430,756
Total loans recorded investment	750,267	500,306	234,715	34,599		1,519,887
Accrued interest included in recorded investment	1,869	2,270	698	—		4,837
Total loans	$748,398	$498,036	$234,017	$34,599		$1,515,050

Loans on non-accrual status and past due more than 90 days
Loans on non-accrual status and past due more than 90 days (“Non-performing Loans”) at December 31 follow:

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2016
Commercial
Income producing - real estate	$—	$628	$628
Land, land development and construction - real estate	—	105	105
Commercial and industrial	—	4,430	4,430
Mortgage
1-4 family	—	5,248	5,248
Resort lending	—	1,507	1,507
Home equity - 1st lien	—	222	222
Home equity - 2nd lien	—	317	317
Purchased loans	—	—	—
Installment
Home equity - 1st lien	—	266	266
Home equity - 2nd lien	—	289	289
Loans not secured by real estate	—	351	351
Other	—	1	1
Total recorded investment	$—	$13,364	$13,364
Accrued interest included in recorded investment	$—	$—	$—
2015
Commercial
Income producing - real estate	$—	$1,027	$1,027
Land, land development and construction - real estate	49	401	450
Commercial and industrial	69	2,028	2,097
Mortgage
1-4 family	—	4,744	4,744
Resort lending	—	1,094	1,094
Home equity - 1st lien	—	187	187
Home equity - 2nd lien	—	147	147
Purchased loans	—	2	2
Installment
Home equity - 1st lien	—	106	106
Home equity - 2nd lien	—	443	443
Loans not secured by real estate	—	421	421
Other	—	2	2
Payment plan receivables
Full refund	—	2	2
Partial refund	—	2	2
Other	—	1	1
Total recorded investment	$118	$10,607	$10,725
Accrued interest included in recorded investment	$2	$—	$2

Aging analysis of loans by class
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2016
Commercial
Income producing - real estate	$—	$—	$383	$383	$287,255	$287,638
Land, land development and construction - real estate	74	—	31	105	51,670	51,775
Commercial and industrial	100	1,385	66	1,551	465,031	466,582
Mortgage
1-4 family	2,361	869	5,248	8,478	306,063	314,541
Resort lending	—	—	1,507	1,507	101,541	103,048
Home equity - 1st lien	149	—	222	371	28,645	29,016
Home equity - 2nd lien	470	218	317	1,005	54,232	55,237
Purchased loans	13	2	—	15	39,122	39,137
Installment
Home equity - 1st lien	311	48	266	625	12,025	12,650
Home equity - 2nd lien	238	41	289	568	13,390	13,958
Loans not secured by real estate	533	95	351	979	236,022	237,001
Other	8	1	1	10	2,768	2,778
Total recorded investment	$4,257	$2,659	$8,681	$15,597	$1,597,764	$1,613,361
Accrued interest included in recorded investment	$45	$19	$—	$64	$5,049	$5,113

2015
Commercial
Income producing - real estate	$203	$209	$647	$1,059	$305,155	$306,214
Land, land development and construction - real estate	—	—	252	252	44,231	44,483
Commercial and industrial	785	16	151	952	398,618	399,570
Mortgage
1-4 family	1,943	640	4,744	7,327	269,880	277,207
Resort lending	307	—	1,094	1,401	114,619	116,020
Home equity - 1st lien	50	—	187	237	22,327	22,564
Home equity - 2nd lien	439	54	147	640	50,618	51,258
Purchased loans	9	1	2	12	33,245	33,257
Installment
Home equity - 1st lien	315	107	106	528	16,707	17,235
Home equity - 2nd lien	231	149	443	823	19,727	20,550
Loans not secured by real estate	567	83	421	1,071	193,680	194,751
Other	15	3	2	20	2,159	2,179
Payment plan receivables
Full refund	492	62	2	556	21,294	21,850
Partial refund	415	228	2	645	5,834	6,479
Other	110	3	1	114	6,156	6,270
Total recorded investment	$5,881	$1,555	$8,201	$15,637	$1,504,250	$1,519,887
Accrued interest included in recorded investment	$53	$17	$2	$72	$4,765	$4,837

Impaired loans
Impaired loans are as follows :

	December 31,
	2016	2015
	(In thousands)
Impaired loans with no allocated allowance
TDR	$1,782	$2,518
Non - TDR	1,107	203
Impaired loans with an allocated allowance
TDR - allowance based on collateral	3,527	4,810
TDR - allowance based on present value cash flow	72,613	81,002
Non - TDR - allowance based on collateral	491	260
Non - TDR - allowance based on present value cash flow	—	—
Total impaired loans	$79,520	$88,793

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$1,868	$2,436
TDR - allowance based on present value cash flow	7,146	8,471
Non - TDR - allowance based on collateral	138	76
Non - TDR - allowance based on present value cash flow	—	—
Total amount of allowance for loan losses allocated	$9,152	$10,983

Impaired loans by class as of December 31 are as follows (1):

	2016			2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$517	$768	$—	$641	$851	$—
Land, land development & construction-real estate	31	709	—	818	1,393	—
Commercial and industrial	2,341	3,261	—	1,245	1,241	—
Mortgage
1-4 family	2	387	—	23	183	—
Resort lending	—	—	—	—	—	—
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	—	66	—	—	76	—
Home equity - 2nd lien	—	—	—	—	—	—
Loans not secured by real estate	—	—	—	—	—	—
Other	—	—	—	—	—	—
	2,891	5,191	—	2,727	3,744	—

	2016			2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With an allowance recorded:
Commercial
Income producing - real estate	7,737	7,880	554	8,377	9,232	516
Land, land development & construction-real estate	239	244	36	1,690	1,778	296
Commercial and industrial	4,902	5,246	1,654	4,097	4,439	1,896
Mortgage
1-4 family	41,701	43,479	4,100	47,792	49,808	5,132
Resort lending	16,898	16,931	2,453	18,148	18,319	2,662
Home equity - 1st lien	235	242	10	168	172	9
Home equity - 2nd lien	315	398	16	244	325	15
Installment
Home equity - 1st lien	1,994	2,117	118	2,364	2,492	143
Home equity - 2nd lien	2,415	2,443	182	2,929	2,951	271
Loans not secured by real estate	504	540	29	587	658	42
Other	—	—	—	8	8	1
	76,940	79,520	9,152	86,404	90,182	10,983
Total
Commercial
Income producing - real estate	8,254	8,648	554	9,018	10,083	516
Land, land development & construction-real estate	270	953	36	2,508	3,171	296
Commercial and industrial	7,243	8,507	1,654	5,342	5,680	1,896
Mortgage
1-4 family	41,703	43,866	4,100	47,815	49,991	5,132
Resort lending	16,898	16,931	2,453	18,148	18,319	2,662
Home equity - 1st lien	235	242	10	168	172	9
Home equity - 2nd lien	315	398	16	244	325	15
Installment
Home equity - 1st lien	1,994	2,183	118	2,364	2,568	143
Home equity - 2nd lien	2,415	2,443	182	2,929	2,951	271
Loans not secured by real estate	504	540	29	587	658	42
Other	—	—	—	8	8	1
Total	$79,831	$84,711	$9,152	$89,131	$93,926	$10,983
Accrued interest included in recorded investment	$311			$338

(1)	There were no impaired payment plan receivables or purchased mortgage loans at December 31, 2016 or 2015.

Average recorded investment in and interest income earned on impaired loans by class
Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31 follows (1):

	2016		2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$609	$2	$4,520	$387	$7,660	$250
Land, land development & construction-real estate	330	7	952	79	1,145	64
Commercial and industrial	961	54	2,125	257	3,351	152
Mortgage
1-4 family	10	16	19	11	29	—
Resort lending	—	—	12	—	40	1
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	—	5	—	5	—	2
Home equity - 2nd lien	3	—	—	—	—	—
Loans not secured by real estate	—	—	—	—	—	—
Other	—	—	—	—	—	—
	1,913	84	7,628	739	12,225	469
With an allowance recorded:
Commercial
Income producing - real estate	8,069	427	12,677	439	12,772	677
Land, land development & construction-real estate	1,129	31	2,219	54	3,939	149
Commercial and industrial	5,723	189	6,663	104	8,500	294
Mortgage
1-4 family	44,923	1,918	50,421	2,140	55,877	2,286
Resort lending	17,544	619	18,448	670	19,458	753
Home equity - 1st lien	226	10	161	8	160	6
Home equity - 2nd lien	248	14	172	13	57	2
Installment
Home equity - 1st lien	2,185	147	2,539	176	2,837	174
Home equity - 2nd lien	2,661	162	3,055	193	3,359	188
Loans not secured by real estate	546	35	653	37	719	35
Other	4	—	10	1	14	1
	83,258	3,552	97,018	3,835	107,692	4,565

	2016		2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Total
Commercial
Income producing - real estate	8,678	429	17,197	826	20,432	927
Land, land development & construction-real estate	1,459	38	3,171	133	5,084	213
Commercial and industrial	6,684	243	8,788	361	11,851	446
Mortgage
1-4 family	44,933	1,934	50,440	2,151	55,906	2,286
Resort lending	17,544	619	18,460	670	19,498	754
Home equity - 1st lien	226	10	161	8	160	6
Home equity - 2nd lien	248	14	172	13	57	2
Installment
Home equity - 1st lien	2,185	152	2,539	181	2,837	176
Home equity - 2nd lien	2,664	162	3,055	193	3,359	188
Loans not secured by real estate	546	35	653	37	719	35
Other	4	—	10	1	14	1
Total	$85,171	$3,636	$104,646	$4,574	$119,917	$5,034

(1)	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2016, 2015 and 2014.

Troubled debt restructurings
Troubled debt restructurings at December 31 follow:

	2016
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR's	$10,560	$59,726		$70,286
Non-performing TDR's (2)	3,565	4,071	(3)	7,636
Total	$14,125	$63,797		$77,922
	2015
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR's	$13,318	$68,194		$81,512
Non-performing TDR's (2)	3,041	3,777	(3)	6,818
Total	$16,359	$71,971		$88,330

(1)	Retail loans include mortgage and installment loan segments.
(2)	Included in non-performing loans table above.
(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled debt restructuring during the period
Loans that have been classified as troubled debt restructurings during the years ended December 31 follow (1):

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2016
Commercial
Income producing - real estate	4	$290	$290
Land, land development & construction-real estate	—	—	—
Commercial and industrial	9	2,044	2,027
Mortgage
1-4 family	9	927	1,004
Resort lending	1	116	117
Home equity - 1st lien	1	107	78
Home equity - 2nd lien	2	77	78
Installment
Home equity - 1st lien	6	141	145
Home equity - 2nd lien	6	154	157
Loans not secured by real estate	2	46	46
Other	—	—	—
Total	40	$3,902	$3,942

2015
Commercial
Income producing - real estate	2	$229	$227
Land, land development & construction-real estate	—	—	—
Commercial and industrial	17	3,188	2,960
Mortgage
1-4 family	8	1,345	1,128
Resort lending	1	313	307
Home equity - 1st lien	1	20	20
Home equity - 2nd lien	1	27	27
Installment
Home equity - 1st lien	6	220	186
Home equity - 2nd lien	8	228	217
Loans not secured by real estate	2	19	25
Other	—	—	—
Total	46	$5,589	$5,097

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2014
Commercial
Income producing - real estate	4	$426	$389
Land, land development & construction-real estate	2	55	44
Commercial and industrial	13	2,236	1,606
Mortgage
1-4 family	15	1,576	1,570
Resort lending	6	1,583	1,572
Home equity - 1st lien	1	17	14
Home equity - 2nd lien	1	85	84
Installment
Home equity - 1st lien	13	631	523
Home equity - 2nd lien	9	400	400
Loans not secured by real estate	6	114	106
Other	—	—	—
Total	70	$7,123	$6,308

(1)	There were no payment plan receivables or purchased mortgage loans classified as troubled debt restructurings during the years ending 2016, 2015 and 2014.

Troubled debt restructuring during the past twelve months that subsequently defaulted
Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
(Dollars in thousands)
2016
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	1	1,767
Mortgage
1-4 family	—	—
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	—	—
Other	—	—
Total	1	$1,767

	Number of Contracts	Recorded Balance
(Dollars in thousands)
2015
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	2	157
Mortgage
1-4 family	2	73
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	1	4
Other	—	—
Total	5	$234

2014
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	2	319
Mortgage
1-4 family	1	125
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	—	—
Other	—	—
Total	3	$444

Summary of loan ratings by loan class
The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2016
Income producing - real estate	$282,886	$3,787	$337	$628	$287,638
Land, land development and construction - real estate	51,603	67	—	105	51,775
Commercial and industrial	449,365	9,788	2,998	4,431	466,582
Total	$783,854	$13,642	$3,335	$5,164	$805,995
Accrued interest included in total	$1,915	$52	$11	$—	$1,978

2015
Income producing - real estate	$296,898	$6,866	$1,423	$1,027	$306,214
Land, land development and construction - real estate	40,844	2,995	243	401	44,483
Commercial and industrial	371,357	19,502	6,683	2,028	399,570
Total	$709,099	$29,363	$8,349	$3,456	$750,267
Accrued interest included in total	$1,729	$108	$32	$—	$1,869

The following tables summarize credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Purchased Loans	Total
	(In thousands)
2016
800 and above	$36,534	$10,484	$6,048	$8,392	$8,462	$69,920
750-799	102,382	41,999	10,006	20,113	20,984	195,484
700-749	69,337	24,727	5,706	12,360	9,115	121,245
650-699	50,621	13,798	4,106	8,167	437	77,129
600-649	25,270	5,769	1,674	3,067	—	35,780
550-599	13,747	3,030	455	1,699	—	18,931
500-549	9,215	1,438	486	981	—	12,120
Under 500	5,145	92	255	279	—	5,771
Unknown	2,290	1,711	280	179	139	4,599
Total	$314,541	$103,048	$29,016	$55,237	$39,137	$540,979
Accrued interest included in total	$1,466	$450	$111	$226	$111	$2,364

2015
800 and above	$28,760	$13,943	$4,374	$7,696	$2,310	$57,083
750-799	78,802	40,888	7,137	17,405	23,283	167,515
700-749	56,519	31,980	4,341	11,022	6,940	110,802
650-699	51,813	17,433	3,203	7,691	—	80,140
600-649	27,966	4,991	1,467	3,684	—	38,108
550-599	16,714	3,070	1,027	1,918	—	22,729
500-549	10,610	1,051	572	1,295	—	13,528
Under 500	4,708	554	244	265	—	5,771
Unknown	1,315	2,110	199	282	724	4,630
Total	$277,207	$116,020	$22,564	$51,258	$33,257	$500,306
Accrued interest included in total	$1,396	$477	$87	$196	$114	$2,270

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
	(In thousands)
2016
800 and above	$1,354	$1,626	$53,281	$86	$56,347
750-799	2,478	3,334	107,460	793	114,065
700-749	1,920	2,686	43,456	821	48,883
650-699	2,852	2,541	19,053	624	25,070
600-649	1,691	1,775	4,638	298	8,402
550-599	1,231	1,063	1,942	53	4,289
500-549	981	692	1,095	45	2,813
Under 500	114	220	276	24	634
Unknown	29	21	5,800	34	5,884
Total	$12,650	$13,958	$237,001	$2,778	$266,387
Accrued interest included in total	$54	$59	$638	$20	$771

	Installment (1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
	(In thousands)
2015
800 and above	$1,792	$1,782	$44,254	$58	$47,886
750-799	4,117	5,931	86,800	531	97,379
700-749	2,507	3,899	34,789	694	41,889
650-699	3,508	4,182	16,456	499	24,645
600-649	2,173	2,153	4,979	200	9,505
550-599	1,800	1,346	1,997	109	5,252
500-549	1,056	855	1,170	61	3,142
Under 500	223	370	385	23	1,001
Unknown	59	32	3,921	4	4,016
Total	$17,235	$20,550	$194,751	$2,179	$234,715
Accrued interest included in total	$78	$83	$520	$17	$698

(1)	Credit scores have been updated within the last twelve months.

The following table summarizes credit ratings of insurer or risk retention group counterparties by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full Refund	Partial Refund	Other	Total
	(In thousands)
2015
AM Best rating
A+	$—	$6	$—	$6
A	2,712	5,203	—	7,915
A-	3,418	1,177	6,265	10,860
Not rated	15,720	93	5	15,818
Total	$21,850	$6,479	$6,270	$34,599

Other mortgage loans service's principal balances
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2016	2015
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$944,703	$898,443
Freddie Mac	622,885	707,891
Ginnie Mae	85,290	37,884
Other	6,115	107
Total	$1,658,993	$1,644,325

Schedule of capitalized mortgage loan servicing rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2016	2015	2014
	(In thousands)
Balance at beginning of year	$12,436	$12,106	$13,710
Originated servicing rights capitalized	3,119	2,697	1,823
Amortization	(2,850)	(2,868)	(2,509)
Change in valuation allowance	966	501	(918)
Balance at end of year	$13,671	$12,436	$12,106
Valuation allowance	$2,306	$3,272	$3,773
Loans sold and serviced that have had servicing rights capitalized	$1,657,996	$1,643,086	$1,661,269